Share capital and premium -Parenthetical (Details) - R / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	600,000,000
Number of shares issued and fully paid (in shares)	416,603,645	415,301,215	414,656,454
Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	2,000,000
Number of shares issued and fully paid (in shares)	2,000,000
Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	5,000,000
Number of shares issued and fully paid (in shares)	778,896
Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	30,000,000
Authorised: | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share)	R 0.25
Authorised: | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share)	0.50
Authorised: | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share)	0.01
Issued and fully paid: | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share)	0.25
Issued and fully paid: | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share)	0.50
Issued and fully paid: | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share)	R 0.01
Treasury shares held within the group | Series A and B redeemable preference shares
Disclosure of classes of share capital [line items]
Treasury shares held within the group (in shares)	2,778,896